Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables, Current and Non-Current - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Payables, Current and Non-Current [Abstract]
Accrued payroll and welfare benefits	¥ 53,786	¥ 24,465
Government subsidies received on behalf of certain teachers and students	86,856	11,413
Other tax payables		165
Deposits received	9	212
Accrued service fees	544	147
Accrued utilities fees	22	71
Collection of teaching and auxiliary materials fee	101,800	9,850
Accrued expenses	19,743	1,532
Others	318	224
Accrued expenses and other payables	263,078	48,079
Including:
Current portion	263,078	46,434
Non-current portion		¥ 1,645